Basis of Presentation and General Information (Details Textual) $ in Thousands					1 Months Ended		12 Months Ended
	Feb. 07, 2017	Apr. 14, 2016	Jan. 15, 2016	May 20, 2015 USD ($) MetricTon	Sep. 26, 2016 USD ($) MetricTon	Jun. 15, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Basis of Presentation and General Information (Textual)
Entity Incorporation, Date of Incorporation							Apr. 23, 2004
Reverse stock split, description		200-to-1 reverse stock split	60-to-1 reverse stock split				1-for-10,000
Loss on sale of vessel							$ (277)	$ (7,620)	$ (1,098)
M/V Free Maverick [Member]
Basis of Presentation and General Information (Textual)
Dead weight tonnage | MetricTon					23,994
Gross sale price					$ 1,925
M/V Fiorello [Member]
Basis of Presentation and General Information (Textual)
Gross sale price						$ 1,490
M/V Free Hero [Member]
Basis of Presentation and General Information (Textual)
Dead weight tonnage | MetricTon				24,318
Gross sale price				$ 5,500
Daily hire rate of vessel				$ 1,100
M/V Free Goddess [Member]
Basis of Presentation and General Information (Textual)
Dead weight tonnage | MetricTon				22,051
Gross sale price				$ 5,500
Daily hire rate of vessel				$ 1,100
Subsequent Event [Member]
Basis of Presentation and General Information (Textual)
Reverse stock split, description	5,000-to-1 reverse stock split